Property, Plant and Equipment, Net, and Investment Property, Net	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment, Net, and Investment Property, Net
Property, Plant and Equipment, Net, and Investment Property, Net
11.	Property, Plant and Equipment, Net, and Investment Property, Net

Property, Plant and Equipment, Net

Changes in the carrying amounts of property, plant and equipment for the years ended December 31, 2023 and 2022, are as follows:

															Construction
	Buildings		Technical		Satellite		Furniture		Transportation		Computer		Leasehold		and Projects
	and Land		Equipment		Transponders		and Fixtures		Equipment		Equipment		Improvements		in Progress (1)		Total
Cost:
January 1, 2022	Ps.	15,202,600	Ps.	172,795,206	Ps.	6,026,094	Ps.	1,298,803	Ps.	3,407,907	Ps.	9,514,099	Ps.	3,728,496	Ps.	14,535,546	Ps.	226,508,751
Additions		3,329		13,978,378		—		35,064		118,028		201,745		23,279		2,955,564		17,315,387
Dismantling cost		—		195,304		—		—		—		—		—		—		195,304
Retirements and reclassifications to other accounts		(91,077)		(6,171,083)		—		(148,546)		(523,397)		(558,400)		(331,212)		974,880		(6,848,835)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(502,017)		(502,017)
Transfers investment property		(3,867,138)		—		—		—		—		—		—		—		(3,867,138)
Transfers and reclassifications		226,903		5,900,361		—		29,147		24,357		84,970		128,544		(6,394,282)		—
Effect of translation		(15,030)		(148,110)		—		(41)		(148)		(655)		(47)		1,086		(162,945)
December 31, 2022		11,459,587		186,550,056		6,026,094		1,214,427		3,026,747		9,241,759		3,549,060		11,570,777		232,638,507
Additions		1,247		11,569,757		—		11,260		50,953		232,867		27,842		2,814,090		14,708,016
Dismantling cost		—		5,536		—		—		—		—		—		—		5,536
Retirements and reclassifications to other accounts		(224,357)		(4,592,708)		—		(1,724)		(130,966)		(14,512)		(25,292)		828,399		(4,161,160)
Transfers from intangibles assets, net		—		—		—		—		—		—		—		(602,197)		(602,197)
Transfers investment property		(268)		—		—		—		—		—		—		—		(268)
Transfers and reclassifications		378,264		4,682,990		—		38,053		18,735		223,467		323,662		(5,665,171)		—
Effect of translation		4,974		(421,510)		—		(124)		(1,642)		(1,515)		(617)		4,594		(415,840)
December 31, 2023	Ps.	11,619,447	Ps.	197,794,121	Ps.	6,026,094	Ps.	1,261,892	Ps.	2,963,827	Ps.	9,682,066	Ps.	3,874,655	Ps.	8,950,492	Ps.	242,172,594

Accumulated depreciation:
January 1, 2022	Ps.	(5,543,209)	Ps.	(115,601,703)	Ps.	(4,253,483)	Ps.	(777,003)	Ps.	(2,165,903)	Ps.	(7,397,072)	Ps.	(2,848,252)	Ps.	—	Ps.	(138,586,625)
Depreciation of the year		(211,805)		(16,063,925)		(282,414)		(93,462)		(210,362)		(495,891)		(221,854)		—		(17,579,713)
Retirements		252,367		3,520,999		—		70,413		406,901		215,279		182,517		—		4,648,476
Transfers investment property		993,973		—		—		—		—		—		—		—		993,973
Effect of translation		2,248		118,584		—		36		82		784		47		—		121,781
December 31, 2022		(4,506,426)		(128,026,045)		(4,535,897)		(800,016)		(1,969,282)		(7,676,900)		(2,887,542)		—		(150,402,108)
Depreciation of the year		(357,525)		(16,085,521)		(282,414)		(84,874)		(199,009)		(405,514)		(219,376)		—		(17,634,233)
Retirements		291,328		3,041,980		—		1,462		78,311		5,385		3,708		—		3,422,174
Transfers investment property		(83,260)		—		—		—		—		—		—		—		(83,260)
Effect of translation		(543)		371,712		—		96		361		1,588		195		—		373,409
December 31, 2023	Ps.	(4,656,426)	Ps.	(140,697,874)	Ps.	(4,818,311)	Ps.	(883,332)	Ps.	(2,089,619)	Ps.	(8,075,441)	Ps.	(3,103,015)	Ps.	—	Ps.	(164,324,018)

Carrying amount:
January 1, 2022	Ps.	9,659,391	Ps.	57,193,503	Ps.	1,772,611	Ps.	521,800	Ps.	1,242,004	Ps.	2,117,027	Ps.	880,244	Ps.	14,535,546	Ps.	87,922,126
December 31, 2022	Ps.	6,953,161	Ps.	58,524,011	Ps.	1,490,197	Ps.	414,411	Ps.	1,057,465	Ps.	1,564,859	Ps.	661,518	Ps.	11,570,777	Ps.	82,236,399
December 31, 2023	Ps.	6,963,021	Ps.	57,096,247	Ps.	1,207,783	Ps.	378,560	Ps.	874,208	Ps.	1,606,625	Ps.	771,640	Ps.	8,950,492	Ps.	77,848,576

(1)	Retirements and reclassifications to other accounts include: (i) set-up box refurbishment projects that are subsequently reclassified to inventory in order to be assigned or sold to a customer; and (ii) projects in progress related to certain costs that are reclassified to programming when a specific program benefits from those costs.

Depreciation charges are presented in Note 21. Depreciation charged to income for the years ended December 31, 2023 and 2022, was Ps.17,634,233 and Ps.17,579,713, respectively, which included Ps.73,473, corresponding to the depreciation of discontinued operations, for the year ended December 31, 2022.

Property, plant and equipment include the following carrying amounts of technical equipment leased to subscribers in the Cable and Sky segments as of December 31, 2023 and 2022:

	2023		2022
Subscriber leased set-top equipment	Ps.	60,104,574	Ps.	54,493,281
Accumulated depreciation		(39,556,789)		(34,231,392)
	Ps.	20,547,785	Ps.	20,261,889

Property, plant and equipment include the following carrying amounts of dismantling costs (technical equipment) related to incurred obligations in the Cable segment as of December 31, 2023 and 2022:

	2023		2022
Dismantling costs	Ps.	1,138,606	Ps.	1,133,071
Accumulated depreciation		(624,549)		(522,651)
	Ps.	514,057	Ps.	610,420

Investment Property, Net

Beginning in the first quarter of 2022, in connection with the TelevisaUnivision Transaction, the Group leases some buildings and land to TelevisaUnivision under operating lease agreements. These operating lease agreements contain initial non-cancellable periods between 7 and 19 years. Subsequent renewals are negotiated with the lessee and average renewal periods are of five years. The leased buildings and land are in Mexico City and include the Group’s San Angel, Chapultepec facilities and part of the Company’s headquarters. These properties are classified as investment properties in accordance with IFRS Standards given that such properties are held by the Group primarily to earn rentals rather than for use in the production or supply of goods or services or for administrative purposes, or sale in the ordinary course of business (see Note 3).

Changes in the carrying amount of investment property for the years ended December 31, 2023 and 2022, are as follows:

	Buildings and Land
Cost:
Reclassification from property, plant and equipment in the first quarter of 2022	Ps.	3,867,138
December 31, 2022		3,867,138
Transfers investment property		268
December 31, 2023	Ps.	3,867,406

Accumulated depreciation:
Reclassification from property, plant and equipment in the first quarter of 2022	Ps.	(910,264)
Depreciation of the period		(83,709)
December 31, 2022		(993,973)
Depreciation of the period		(83,260)
December 31, 2023	Ps.	(1,077,233)

Carrying amount:
December 31, 2022	Ps.	2,873,165
December 31, 2023	Ps.	2,790,173

Depreciation charges are presented in Note 21.

As of December 31, 2023 and 2022, the fair value of the Group’s investment property amounted to Ps.9,622,031 and Ps.8,837,686, respectively, as measured by an independent appraiser who holds a recognized and relevant professional qualification and experience in the investment property being valued.

Net lease income from investment property, net of direct operating expenses amounted to Ps.325,205 and Ps.311,343,for the years ended December 31, 2023 and 2022, respectively, and was accounted for as a reduction of the Group’s corporate expense included in administrative expenses (see Note 21).

A maturity analysis of undiscounted lease payments to be received by the Group as of December 31, 2023 for buildings and land subject to operating leases is presented as follows (Thousands of U.S. dollars):

	Undiscounted
Year	Lease Payments
2024	U.S.$	22,037
2025		22,037
2026		22,037
2027		22,037
2028		22,037
Thereafter		288,944